Description of Business (Details Narrative) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021	Dec. 31, 2018	Nov. 15, 2018
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased			23
Number of vessels owned		71
Weighted average capacity		17 years 7 months 6 days
Seven Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased			7
Capacity in TEUs			6,000
Twelve Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased			12
Four Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased			4
Capacity in TEUs			5,470
Four New Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased	4
Capacity in TEUs	8,544
Aggregate purchase price	$ 123,300
Date of Delivery	which were delivered on various dates in May and June 2023
Four High Reefer ECO Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		4
Capacity in TEUs		9,019
Aggregate purchase price		$ 274,000
Three Out Of Four High Reefer ECO Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Date of Delivery		which three were delivered on various dates in December 2024
Fourth High Reefer ECO Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Capacity in TEUs		9,019
Date of Delivery		The fourth vessel was delivered in January 2025
Poseidon Transaction [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased					20
Poseidon Transaction [Member] | Argos [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels sold				1